Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating activities:
Net loss	$ (4,846)	$ (19,899)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	125	125
Loss on write off of equipment	371
Changes in operating assets and liabilities
Deposit		550
Accounts payable and accrued liabilities	(8,250)	(6,350)
Net cash used in operating activities	(12,600)	(25,574)
Financing activities:
Proceeds from shareholder	12,436	26,788
Net cash provided by financing activities	12,436	26,788
Net (decrease) increase in cash	(164)	1,214
Cash - Beginning of period	164	166
Cash - End of period		$ 1,380